Bank Loans - Schedule of Maturity Dates for the Company’s Outstanding Bank Loans (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Maturity Dates for the Company’s Outstanding Bank Loans [Abstract]
2025			$ 698,928
2026	490,858	365,086	468,427
2027	484,500	360,357	468,427
2028	483,922	359,927	468,427
2029	483,922	359,927	468,427
2030	483,922	359,927
Thereafter	1,347,093	1,001,929	1,723,113
Total bank loans	3,774,217	2,807,153	4,295,749
Less: Imputed interest	(540,018)	(401,650)	(625,934)
Present value of bank loans	$ 3,234,199	$ 2,405,503	$ 3,669,815